Investment Strategy - Roundhill Quantum Computing ETF	Aug. 04, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of companies with at least 50% of their revenues attributable to core technology, products or services that involve the research, development, commercialization, or manufacturing of quantum computing systems, quantum software platforms, or post-quantum security technologies (“Quantum Computing Companies”).

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (which may include common stocks and depositary receipts) or financial instruments (i.e., swap agreements or forward contracts) that provide exposure to Quantum Computing Companies. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and forward contracts) will be valued at their notional value.

The Fund’s adviser, Roundhill Financial Inc. (“Roundhill” or the “Adviser”), identifies for potential investment Quantum Computing Companies with at least 50% of their revenues attributable to the research, development, manufacturing, or sale of one or more of the following quantum computing technologies:

●	Quantum processing units (“QPUs”), including superconducting, trapped-ion, photonic, neutral-atom, and topological qubit architectures,
●	Quantum computing cloud platforms and quantum-as-a-service (“QCaaS”) offerings,
●	Quantum software development platforms, compilers, and hybrid quantum-classical orchestration tools,
●	Quantum error correction hardware and software systems,
●	Cryogenic systems, dilution refrigerators, and cryogenic control electronics for quantum processors,
●	Precision test and measurement equipment for qubit characterization and quantum system calibration,
●	Laser sources, photonic components, and optical subsystems used in quantum hardware;
●	Post-quantum cryptography (“PQC”) semiconductors, quantum key distribution (“QKD”) infrastructure, and quantum-safe networking,
●	Quantum sensing, quantum timing, and quantum random number generation (“QRNG”) devices, and
●	GPU-accelerated quantum simulation platforms and hybrid quantum-classical co-processing architectures.

In seeking to achieve the Fund’s investment objective, the Adviser constructs the portfolio using its proprietary security selection methodology. The Adviser generally invests in Quantum Computing Companies it believes are leaders in quantum-related products and related technologies, considering factors such as market share and revenue share derived from the sales or production of such products.

The Fund will seek to invest in those companies with a minimum market capitalization of $2 billion and an average daily trading volume of at least $2 million. The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts. Such companies may be small-, mid- or large-capitalization issuers. The Fund rebalances its portfolio at least quarterly using the Adviser’s proprietary weighting methodology. The Fund does not actively trade securities between rebalances.

Depositary receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), or depositary receipts whose underlying securities are non-voting preferred securities. ADRs are receipts issued by a depositary, usually a U.S. bank, and represent an ownership interest in an underlying security held by the depositary. The Fund may invest in sponsored and unsponsored ADRs. Sponsored ADRs are issued jointly by the issuer of the underlying security and the depositary, and can be listed on major U.S. exchanges. Unsponsored ADRs are issued by the depositary without the participation of the issuer of the underlying security, trade over-the-counter (“OTC”) and limit shareholder benefits and voting rights. Certain of the ADRs to which the Fund may have investment exposure may be structured as variable interest entities or “VIEs.” A VIE is a special structure designed to provide foreign investors with exposure to Chinese companies where direct foreign ownership is prohibited or limited. Investments in VIEs come with additional risks that are described in the section entitled “Principal Risks.” The Fund may derive investment exposure to Chinese companies through investments in China A-Shares. China A-Shares represent equity securities of companies incorporated in mainland China, traded on the Shanghai and Shenzhen stock exchanges.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to Quantum Computing Companies. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”). The Cash Position may be used to satisfy redemption requests, support the Fund’s use of unfunded total return swaps, manage liquidity, meet collateral or margin requirements, pay Fund expenses or pending investment in other instruments. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).